Details of Significant Accounts - Share-based payment, schedule of movements of outstanding share incentive plan (Details) shares in Thousands							6 Months Ended
	May 27, 2024 shares	Nov. 02, 2023 shares	Aug. 21, 2023 shares	May 23, 2023 shares	Jan. 03, 2023 shares	Jan. 21, 2022 shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
No. of options
Options exercisable at June 30 (in shares)							914	0
Share Incentive Plan
No. of options
Options outstanding at January 1 (in shares)							4,073	2,063
Options granted (in shares)	5	5	7	2,260	8	2,143	5	2,276
Options forfeited (in shares)							(143)	(67)
Options outstanding at June 30 (in shares)							3,935	4,272
Weighted-average exercise price per share
Options outstanding at January 1 (in USD per share) | $ / shares							$ 4.47	$ 3.95
Options granted (in USD per share) | $ / shares							2.13	4.94
Options forfeited (in USD per share) | $ / shares							4.50	4.04
Options outstanding at June 30 (in USD per share) | $ / shares							$ 4.47	$ 4.48